JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — 37.4%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (a)	2,310	2,306
ACC Trust Series 2021-1, Class A, 0.74%, 11/20/2023 (a)	2,195	2,194
American Credit Acceptance Receivables Trust
Series 2021-2, Class B, 0.68%, 5/13/2025 (a)	5,000	4,993
Series 2021-4, Class A, 0.45%, 9/15/2025 (a)	5,950	5,946
American Express Credit Account Master Trust
Series 2019-1, Class A, 2.87%, 10/15/2024	4,265	4,297
Series 2018-5, Class A, 0.43%, 12/15/2025 (b)	10,000	10,028
AmeriCredit Automobile Receivables Trust
Series 2019-2, Class A3, 2.28%, 1/18/2024	2,418	2,426
Series 2020-1, Class A3, 1.11%, 8/19/2024	1,973	1,978
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 1.37%, 8/25/2033 ‡ (b)	89	89
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 1.74%, 12/25/2032 ‡ (b)	1,442	1,448
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1998-3, Class M1A, 0.72%, 9/25/2028 ‡ (b)	30	30
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	7,104	6,984
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (a)	4,000	3,921
Amur Equipment Finance Receivables VIII LLC Series 2020-1A, Class A2, 1.68%, 8/20/2025 (a)	2,467	2,481
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (a)	774	773
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A, 3.45%, 3/20/2023 (a)	953	958
Series 2019-3A, Class A, 2.36%, 3/20/2026 (a)	10,490	10,773
BA Credit Card Trust Series 2020-A1, Class A1, 0.34%, 5/15/2026	3,400	3,366
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 1.14%, 10/20/2031 (a) (b)	3,244	3,243
Series 2019-1A, Class A1R, 1.15%, 7/15/2032 (a) (b)	6,415	6,414
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 1.34%, 1/25/2035 ‡ (b)	635	637
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 0.99%, 12/25/2033 ‡ (b)	486	479
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033 (a)	2,084	2,151
Business Jet Securities LLC
Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	3,844	3,911
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	2,561	2,587
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	2,535	2,535
BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034 (a)	1,641	1,718
CarMax Auto Owner Trust
Series 2020-3, Class A3, 0.62%, 3/17/2025	3,095	3,099
Series 2020-4, Class A3, 0.50%, 8/15/2025	2,710	2,706
CarNow Auto Receivables Trust Series 2020-1A, Class A, 1.76%, 2/15/2023 (a)	346	346
Carvana Auto Receivables Trust
Series 2019-3A, Class B, 2.51%, 4/15/2024 (a)	1,545	1,550
Series 2020-P1, Class A3, 0.44%, 6/9/2025	3,015	3,012
Series 2020-P1, Class A4, 0.61%, 10/8/2026	2,220	2,190
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 0.94%, 1/25/2032 ‡ (b)	84	87
CF Hippolyta LLC Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	2,390	2,379
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7, 0.46%, 8/8/2024 (b)	5,000	5,009
CNH Equipment Trust Series 2019-C, Class A3, 2.01%, 12/16/2024	3,195	3,235
CoreVest American Finance Trust
Series 2019-1, Class A, 3.32%, 3/15/2052 (a)	2,705	2,792
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	1,782	1,867
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	5,156	5,022
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 0.69%, 6/25/2033 ‡ (b)	287	282
Series 2003-BC5, Class M1, 1.14%, 9/25/2033 ‡ (b)	15	16
Series 2004-S1, Class M2, 5.58%, 2/25/2035 ‡ (c)	21	21

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CPS Auto Receivables Trust
Series 2020-A, Class B, 2.36%, 2/15/2024 (a)	557	558
Series 2020-C, Class A, 0.63%, 3/15/2024 (a)	64	64
Series 2020-C, Class B, 1.01%, 1/15/2025 (a)	1,410	1,412
Series 2021-A, Class B, 0.61%, 2/18/2025 (a)	1,750	1,750
Series 2021-D, Class A, 0.61%, 10/15/2025 (a)	6,723	6,720
Credit Acceptance Auto Loan Trust
Series 2020-2A, Class A, 1.37%, 7/16/2029 (a)	10,010	10,058
Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	10,905	10,932
Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	5,580	5,558
Diamond Resorts Owner Trust
Series 2018-1, Class A, 3.70%, 1/21/2031 (a)	575	590
Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	3,163	3,224
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	1,233	1,224
Discover Card Execution Note Trust Series 2019-A1, Class A1, 3.04%, 7/15/2024	3,160	3,170
DT Auto Owner Trust
Series 2020-2A, Class A, 1.14%, 1/16/2024 (a)	603	604
Series 2020-3A, Class B, 0.91%, 12/16/2024 (a)	2,500	2,503
Series 2021-2A, Class A, 0.41%, 3/17/2025 (a)	3,300	3,296
Series 2021-3A, Class A, 0.33%, 4/15/2025 (a)	4,633	4,626
Series 2021-1A, Class C, 0.84%, 10/15/2026 (a)	1,300	1,289
Elmwood CLO V Ltd. (Cayman Islands) Series 2020-2A, Class AR, 1.28%, 10/20/2034 (a) (b)	7,500	7,525
Exeter Automobile Receivables Trust
Series 2020-3A, Class B, 0.79%, 9/16/2024	2,865	2,867
Series 2019-1A, Class C, 3.82%, 12/16/2024 (a)	130	130
Series 2021-2A, Class B, 0.57%, 9/15/2025	3,255	3,246
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 1.14%, 4/25/2032 ‡ (b)	75	75
Series 2002-FF4, Class M1, 1.67%, 2/25/2033 ‡ (b)	578	519
Series 2003-FFH1, Class M2, 2.72%, 9/25/2033 ‡ (b)	235	246
Series 2004-FF8, Class M4, 1.70%, 10/25/2034 ‡ (b)	202	229
First Investors Auto Owner Trust
Series 2020-1A, Class A, 1.49%, 1/15/2025 (a)	735	737
Series 2021-1A, Class A, 0.45%, 3/16/2026 (a)	2,100	2,098
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 8/17/2037 (a)	12,684	12,456
Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	6,995	6,879
Flagship Credit Auto Trust
Series 2019-2, Class A, 2.83%, 10/16/2023 (a)	44	44
Series 2020-4, Class A, 0.53%, 4/15/2025 (a)	2,216	2,216
FREED ABS Trust
Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	37	37
Series 2021-1CP, Class A, 0.66%, 3/20/2028 (a)	380	381
Fremont Home Loan Trust Series 2005-C, Class M2, 0.83%, 7/25/2035 ‡ (b)	1,535	1,530
FS Rialto (Cayman Islands) Series 2021-FL3, Class A, 1.34%, 11/16/2036 (a) (b)	5,290	5,292
Galaxy CLO Ltd. (Cayman Islands) Series 2013-15A, Class ARR, 1.09%, 10/15/2030 (a) (b)	1,974	1,974
GM Financial Consumer Automobile Receivables Trust Series 2019-1, Class A3, 2.97%, 11/16/2023	666	670
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (b)	2,804	2,922
Series 2019-1A, Class A, 3.86%, 10/15/2054 (a)	2,042	2,135
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	1,738	1,773
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 0.27%, 9/15/2030 ‡ (b)	14	14
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	1,223	1,260
Hilton Grand Vacations Trust
Series 2018-AA, Class A, 3.54%, 2/25/2032 (a)	761	786
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	1,571	1,618
Hyundai Auto Lease Securitization Trust
Series 2021-A, Class B, 0.61%, 10/15/2025 (a)	1,475	1,470
Series 2021-B, Class B, 0.62%, 3/16/2026 (a)	4,635	4,582
Lakeview CDO LLC 1.83%, 11/10/2032 (b)	78	78

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LCM Ltd. (Cayman Islands) Series 29A, Class AR, 1.19%, 4/15/2031 (a) (b)	5,000	5,005
Lehman Home Equity Loan Trust Series 1998-1, Class A1, 7.00%, 5/25/2028 ‡	3	1
Lendmark Funding Trust
Series 2019-1A, Class A, 3.00%, 12/20/2027 (a)	8,400	8,503
Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	6,003	6,093
LP LMS Asset Securitization Trust Series 2021-2A, Class A, 1.75%, 1/15/2029 (a)	4,698	4,693
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	2,610	2,644
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	3,000	2,959
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	6,375	6,379
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (b)	875	893
MF1 Ltd. (Cayman Islands) Series 2021-FL7, Class A, 1.17%, 10/16/2036 (a) (b)	3,500	3,492
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-WMC4, Class M5, 1.07%, 4/25/2035 ‡ (b)	1,673	1,674
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 1.10%, 7/20/2031 (a) (b)	4,425	4,427
New Century Home Equity Loan Trust Series 2003-5, Class AII, 0.89%, 11/25/2033 ‡ (b)	176	168
New Residential Advance Receivables Trust Advance Receivables Backed Series 2020-T1, Class AT1, 1.43%, 8/15/2053 (a)	9,535	9,485
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024 (a)	214	214
OneMain Financial Issuance Trust
Series 2020-1A, Class A, 3.84%, 5/14/2032 (a)	4,650	4,764
Series 2021-1A, Class A1, 1.55%, 6/16/2036 (a)	5,000	4,955
Pagaya AI Debt Selection Trust Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	4,169	4,156
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-3A, Class A1, 0.97%, 7/20/2029 (a) (b)	3,448	3,447
Series 2021-4A, Class A1, 0.92%, 10/15/2029 (a) (b)	5,000	5,000
Progress Residential
Series 2021-SFR1, Class A, 1.05%, 4/17/2038 (a)	3,030	2,934
Series 2021-SFR4, Class A, 1.56%, 5/17/2038 (a)	5,000	4,918
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (a)	8,991	8,775
Series 2019-SFR1, Class A, 3.42%, 8/17/2035 (a)	9,491	9,532
Series 2019-SFR2, Class A, 3.15%, 5/17/2036 (a)	6,938	6,987
Series 2019-SFR4, Class A, 2.69%, 10/17/2036 (a)	8,500	8,615
Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	5,055	5,077
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	11,000	10,790
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	4,500	4,425
RASC Trust Series 2003-KS4, Class MI2, 5.01%, 6/25/2033 ‡ (c)	523	505
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (a)	2,750	2,708
Santander Drive Auto Receivables Trust Series 2020-3, Class B, 0.69%, 3/17/2025	3,265	3,269
Sierra Timeshare Receivables Funding LLC
Series 2019-2A, Class A, 2.59%, 5/20/2036 (a)	905	918
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	1,308	1,307
SoFi Consumer Loan Program LLC Series 2016-1, Class A, 3.26%, 8/25/2025 (a)	14	14
SoFi Professional Loan Program LLC
Series 2016-B, Class A1, 1.29%, 6/25/2033 (a) (b)	231	232
Series 2017-E, Class A1, 0.59%, 11/26/2040 (a) (b)	76	76
SoFi Professional Loan Program Trust
Series 2021-B, Class AFX, 1.14%, 2/15/2047 (a)	4,376	4,331
Series 2018-B, Class A2FX, 3.34%, 8/25/2047 (a)	2,165	2,205
Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 0.79%, 4/25/2033 ‡ (b)	25	25
Symphony CLO Ltd. (Cayman Islands) Series 2016-18A, Class A1RR, 1.22%, 7/23/2033 (a) (b)	5,000	4,999
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	5,800	5,860
Synchrony Credit Card Master Note Trust Series 2017-2, Class A, 2.62%, 10/15/2025	3,077	3,135

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tesla Auto Lease Trust
Series 2019-A, Class A2, 2.13%, 4/20/2022 (a)	59	59
Series 2020-A, Class A3, 0.68%, 12/20/2023 (a)	3,835	3,842
Series 2021-A, Class A3, 0.56%, 3/20/2025 (a)	2,000	1,988
Series 2021-B, Class A4, 0.63%, 9/22/2025 (a)	2,680	2,645
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 ‡ (a) (b)	4,111	4,220
Toyota Auto Receivables Owner Trust Series 2020-C, Class A4, 0.57%, 10/15/2025	5,300	5,271
Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038 (a)	5,990	5,874
Tricon American Homes Trust Series 2019-SFR1, Class A, 2.75%, 3/17/2038 (a)	3,282	3,370
Upstart Securitization Trust Series 2021-4, Class A, 0.84%, 9/20/2031 (a)	4,918	4,878
US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	4,663	4,656
USASF Receivables LLC Series 2020-1A, Class A, 2.47%, 8/15/2023 (a)	579	580
VCAT LLC Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (a) (c)	1,801	1,802
Verizon Owner Trust
Series 2018-A, Class A1A, 3.23%, 4/20/2023	104	104
Series 2019-B, Class A1A, 2.33%, 12/20/2023	4,781	4,816
Veros Automobile Receivables Trust Series 2020-1, Class A, 1.67%, 9/15/2023 (a)	294	294
Volkswagen Auto Lease Trust Series 2020-A, Class A3, 0.39%, 1/22/2024	3,515	3,511
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (c)	2,708	2,698
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (c)	1,718	1,715
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (c)	5,892	5,857
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (c)	4,928	4,916
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (c)	1,617	1,613
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (a) (c)	3,193	3,182
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (c)	3,686	3,676
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (c)	4,808	4,790
VOLT XCVIII LLC Series 2021-NPL7, Class A1, 2.12%, 4/25/2051 (a) (c)	1,385	1,383
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	2,208	2,237
Westlake Automobile Receivables Trust
Series 2020-2A, Class A2A, 0.93%, 2/15/2024 (a)	2,490	2,493
Series 2020-3A, Class A2, 0.56%, 5/15/2024 (a)	1,512	1,513
Series 2021-1A, Class A2A, 0.39%, 10/15/2024 (a)	4,022	4,020
Series 2020-2A, Class B, 1.32%, 7/15/2025 (a)	1,625	1,633
World Omni Select Auto Trust Series 2020-A, Class B, 0.84%, 6/15/2026	4,750	4,755

TOTAL ASSET-BACKED SECURITIES (Cost $510,435)		510,626

COLLATERALIZED MORTGAGE OBLIGATIONS — 26.5%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.40%, 6/25/2034 (c)	1	1
Series 2004-33, Class 3A3, 2.88%, 12/25/2034 (b)	173	184
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	113	111
Banc of America Mortgage Trust
Series 2004-D, Class 2A2, 2.55%, 5/25/2034 (b)	121	124
Series 2005-A, Class 3A1, 2.37%, 2/25/2035 (b)	14	14
Bayview Financing Trust Series 2021-2F, Class M1, 1.60%, 12/31/2049 ‡ (a) (b)	128	128
Bayview Opportunity Master Fund Trust Series 2014-1SBC, 1.60%, 1/10/2031 ‡ (b)	229	229
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 1.10%, 11/25/2034 ‡ (b)	171	41

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M1, 0.80%, 10/25/2041 (a) (b)	4,174		4,176
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	4		4
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	293		310
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 2.51%, 10/25/2033 (b)	308		305
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.33%, 2/25/2020 (b)	33		33
FHLMC STACR REMIC Trust
Series 2020-DNA6, Class M1, 0.95%, 12/25/2050 (a) (b)	1,248		1,248
Series 2021-DNA1, Class M1, 0.70%, 1/25/2051 (a) (b)	1,194		1,194
FHLMC Structured Agency Credit Risk Debt Notes
Series 2019-CS03, Class M1, 0.09%, 10/25/2032 (a) (b)	8,429		8,423
Series 2021-DNA2, Class M1, 0.85%, 8/25/2033 (a) (b)	4,706		4,708
FHLMC, REMIC
Series 1343, Class LA, 8.00%, 8/15/2022	—	(d)	—	(d)
Series 1370, Class JA, 1.24%, 9/15/2022 (b)	—	(d)	—	(d)
Series 1379, Class W, 1.39%, 10/15/2022 (b)	—	(d)	—	(d)
Series 1508, Class KA, 0.84%, 5/15/2023 (b)	—	(d)	—	(d)
Series 1689, Class M, PO, 3/15/2024	19		19
Series 2033, Class PR, PO, 3/15/2024	9		9
Series 1771, Class PK, 8.00%, 2/15/2025	15		16
Series 1981, Class Z, 6.00%, 5/15/2027	5		6
Series 1974, Class ZA, 7.00%, 7/15/2027	30		33
Series 2338, Class FN, 0.59%, 8/15/2028 (b)	12		12
Series 3737, Class DG, 5.00%, 10/15/2030	279		294
Series 2477, Class FZ, 0.64%, 6/15/2031 (b)	5		5
Series 2416, Class SA, IF, 15.42%, 2/15/2032 (b)	23		29
Series 2416, Class SH, IF, 15.82%, 2/17/2032 (b)	7		8
Series 4120, Class KI, IO, 3.00%, 10/15/2032	1,308		101
Series 5000, Class CB, 1.25%, 1/25/2035	6,871		6,820
Series 3300, Class FA, 0.39%, 8/15/2035 (b)	157		158
Series 3085, Class VS, HB, IF, 28.36%, 12/15/2035 (b)	150		233
Series 4867, Class WF, 0.49%, 4/15/2037 (b)	12,917		13,053
Series 4350, Class AF, 0.44%, 12/15/2037 (b)	3,043		3,025
Series 4350, Class FK, 0.44%, 6/15/2038 (b)	3,270		3,258
Series 4515, Class FA, 0.46%, 8/15/2038 (b)	1,783		1,795
Series 4350, Class KF, 0.44%, 1/15/2039 (b)	610		605
Series 4448, Class TF, 0.41%, 5/15/2040 (b)	3,707		3,690
Series 4480, Class FM, 0.44%, 6/15/2040 (b)	4,302		4,309
Series 3860, Class FP, 0.49%, 6/15/2040 (b)	230		230
Series 4457, Class KF, 0.44%, 10/15/2040 (b)	6,018		6,031
Series 4363, Class FA, 0.46%, 9/15/2041 (b)	2,767		2,757
Series 4413, Class WF, 0.44%, 10/15/2041 (b)	2,573		2,560
Series 4559, Class AF, 0.59%, 3/15/2042 (b)	1,740		1,767
Series 4074, Class FE, 0.49%, 7/15/2042 (b)	1,957		1,968
Series 4150, Class F, 0.46%, 1/15/2043 (b)	4,931		4,973
Series 4161, Class YF, 0.46%, 2/15/2043 (b)	3,516		3,546
Series 4281, Class FB, 0.64%, 12/15/2043 (b)	2,865		2,900
Series 4606, Class FL, 0.59%, 12/15/2044 (b)	5,293		5,358
Series 4594, Class GN, 2.50%, 2/15/2045	2,575		2,660
Series 5072, Class QC, 1.00%, 10/25/2050	6,479		6,257
FHLMC, STRIPS
Series 343, Class F4, 0.44%, 10/15/2037 (b)	3,333		3,362
Series 328, Class S4, IF, IO, 1.76%, 2/15/2038 (b)	5,351		298
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1A, PO, 9/25/2042	42		37
Series T-54, Class 4A, 3.40%, 2/25/2043 (b)	1,158		1,246
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 3.36%, 12/25/2034 (b)	103		106
Flagstar Mortgage Trust
Series 2018-5, Class A2, 4.00%, 9/25/2048 (a) (b)	268		269
Series 2019-2, Class A2, 3.50%, 12/25/2049 (a) (b)	2,280		2,325

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 2.98%, 2/25/2044 (b)	195		205
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 4.12%, 3/25/2041 (b)	564		604
Series 2001-T8, Class A1, 7.50%, 7/25/2041	175		205
FNMA, REMIC
Series 1992-112, Class GB, 7.00%, 7/25/2022	3		3
Series 1992-154, Class SA, IF, IO, 5.40%, 8/25/2022 (b)	—	(d)	—	(d)
Series 1992-200, Class FK, 1.52%, 11/25/2022 (b)	2		2
Series 1993-27, Class S, IF, 9.61%, 2/25/2023 (b)	3		3
Series 1993-146, Class E, PO, 5/25/2023	7		7
Series 1993-110, Class H, 6.50%, 5/25/2023	7		7
Series 1993-119, Class H, 6.50%, 7/25/2023	1		1
Series 1993-165, Class FH, 1.24%, 9/25/2023 (b)	4		4
Series 1993-179, Class FM, 1.47%, 10/25/2023 (b)	22		23
Series G94-9, Class PJ, 6.50%, 8/17/2024	72		76
Series 2013-26, Class AV, 3.50%, 4/25/2026	2,181		2,224
Series 1997-74, Class E, 7.50%, 10/20/2027	12		13
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	29		4
Series 2003-21, Class FK, 0.49%, 3/25/2033 (b)	9		9
Series 2013-43, Class YH, 2.50%, 5/25/2033	1,127		1,165
Series 2004-17, Class BF, 0.44%, 1/25/2034 (b)	201		202
Series 2006-3, Class SB, IF, IO, 6.61%, 7/25/2035 (b)	259		20
Series 2006-16, Class HZ, 5.50%, 3/25/2036	189		214
Series 2006-124, Class FC, 0.44%, 1/25/2037 (b)	809		819
Series 2014-23, Class FA, 0.39%, 10/25/2039 (b)	13,196		13,216
Series 2012-38, Class PA, 2.00%, 9/25/2041	1,315		1,334
Series 2013-54, Class HF, 0.29%, 10/25/2041 (b)	1,137		1,137
Series 2012-93, Class ME, 2.50%, 1/25/2042	1,701		1,737
Series 2012-13, Class FA, 0.67%, 2/25/2042 (b)	6,811		6,898
Series 2012-31, Class FB, 0.64%, 4/25/2042 (b)	5,915		5,985
Series 2013-23, Class KJ, 2.25%, 5/25/2042	2,341		2,394
Series 2012-119, Class FB, 0.44%, 11/25/2042 (b)	3,815		3,830
Series 2012-139, Class JA, 3.50%, 12/25/2042	2,711		2,923
Series 2013-6, Class FL, 0.49%, 2/25/2043 (b)	910		918
Series 2014-49, Class AF, 0.41%, 8/25/2044 (b)	162		162
Series 2015-42, Class BF, 0.40%, 6/25/2045 (b)	4,247		4,233
Series 2016-25, Class LA, 3.00%, 7/25/2045	10,055		10,489
Series 2016-33, Class JA, 3.00%, 7/25/2045	3,610		3,765
Series 2015-91, Class AF, 0.46%, 12/25/2045 (b)	3,746		3,751
Series 2016-58, Class SA, IO, 1.47%, 8/25/2046 (b)	10,319		443
Series 2017-108, Class PA, 3.00%, 6/25/2047	2,272		2,349
Series 2017-104, Class LA, 3.00%, 11/25/2047	1,608		1,654
Series 2019-38, Class PC, 3.00%, 2/25/2048	3,571		3,726
Series 2019-77, Class FP, 0.64%, 1/25/2050 (b)	12,979		13,116
Series 2014-66, Class WF, 0.44%, 10/25/2054 (b)	1,857		1,864
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 3.26%, 10/25/2042 (b)	545		568
Series 2003-W15, Class 3A, 3.70%, 12/25/2042 (b)	624		695
Series 2003-W1, Class 2A, 5.49%, 12/25/2042 (b)	143		156
Series 2009-W1, Class A, 6.00%, 12/25/2049	236		262
Freedom Series 2021-SAVF1, 4.40%, 3/25/2023	5,000		5,000
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	2,358		2,528
Series 2010-166, Class GP, 3.00%, 4/20/2039	811		825
Series 2012-61, Class FM, 0.49%, 5/16/2042 (b)	4,194		4,242
Series 2012-H21, Class FA, 0.58%, 7/20/2062 (b)	1,630		1,635
Series 2012-H29, Class FA, 0.59%, 10/20/2062 (b)	2,309		2,315
Series 2013-H16, Class FA, 0.62%, 7/20/2063 (b)	6,458		6,479
Series 2014-H07, Class FC, 0.68%, 5/20/2064 (b)	11,200		11,287
Series 2014-H11, Class JA, 0.58%, 6/20/2064 (b)	3,103		3,115

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2014-H17, Class FM, 0.56%, 8/20/2064 (b)	8,757	8,789
Series 2015-H03, Class FD, 0.72%, 1/20/2065 (b)	5,410	5,452
Series 2015-H04, Class FL, 0.55%, 2/20/2065 (b)	8,876	8,902
Series 2015-H12, Class FJ, 0.51%, 5/20/2065 (b)	9,213	9,224
Series 2015-H14, Class FB, 0.51%, 5/20/2065 (b)	12,557	12,570
Series 2015-H12, Class FA, 0.56%, 5/20/2065 (b)	6,007	6,027
Series 2015-H15, Class FB, 0.68%, 6/20/2065 (b)	8,760	8,818
Series 2015-H19, Class FN, 0.52%, 7/20/2065 (b)	9,943	9,967
Series 2015-H23, Class TA, 0.55%, 9/20/2065 (b)	12,545	12,590
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	401	424
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	105	109
Impac CMB Trust
Series 2004-3, Class 3A, 0.73%, 3/25/2034 (b)	1	1
Series 2004-6, Class 1A2, 0.87%, 10/25/2034 (b)	65	65
Series 2005-5, Class A1, 0.73%, 8/25/2035 (b)	421	410
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 2.99%, 3/25/2037 (b)	277	258
JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 1.81%, 10/25/2033 (b)	41	41
LHOME Mortgage Trust Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (a)	2,500	2,514
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.62%, 4/21/2034 (b)	80	80
Series 2004-13, Class 3A7B, 2.15%, 11/21/2034 (b)	271	270
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 0.49%, 2/25/2033 (b)	46	44
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
Series 2002-TBC1, Class B1, 1.09%, 9/15/2030 ‡ (b)	37	37
Series 2002-TBC1, Class B2, 1.49%, 9/15/2030 ‡ (b)	17	17
Series 2001-TBC1, Class B1, 0.97%, 11/15/2031 ‡ (b)	116	117
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 0.75%, 9/25/2029 (b)	125	124
Series 2004-1, Class 2A3, 2.04%, 12/25/2034 (b)	107	107
Metlife Securitization Trust Series 2018-1A, Class A, 3.75%, 3/25/2057 (a) (b)	2,484	2,568
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 1.52%, 3/25/2033 (b)	83	80
Series 2003-HYB1, Class B1, 1.52%, 3/25/2033 ‡ (b)	76	54
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.64%, 4/25/2034 (b)	851	897
Series 2004-5AR, Class 3A3, 2.28%, 7/25/2034 (b)	112	116
Series 2004-5AR, Class 3A5, 2.28%, 7/25/2034 (b)	633	655
Series 2004-11AR, Class 1A2A, 0.40%, 1/25/2035 (b)	247	271
MRA Issuance Trust Series 2021-EBO2, Class A, 2.82%, 12/31/2049 (a) (b)	4,450	4,450
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 0.94%, 8/15/2032 ‡ (b)	55	52
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 0.54%, 2/25/2035 (a) (b)	681	601
New Residential Mortgage Loan Trust Series 2018-4A, Class A1S, 0.84%, 1/25/2048 (a) (b)	2,062	2,061
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (c)	181	187
Prime Mortgage Trust Series 2005-2, Class 2A1, 6.21%, 10/25/2032 (b)	236	242
PRPM LLC
Series 2020-6, Class A1, 2.36%, 11/25/2025 (a) (c)	2,958	2,960
Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (c)	1,716	1,714
RFMSI Trust
Series 2005-SA2, Class 2A2, 2.89%, 6/25/2035 (b)	480	481
Series 2006-SA4, Class 2A1, 4.48%, 11/25/2036 (b)	216	208
Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	9,242	9,607
Sequoia Mortgage Trust
Series 11, Class A, 0.99%, 12/20/2032 (b)	11	11
Series 2003-3, Class A2, 0.86%, 7/20/2033 (b)	81	80
Series 2004-11, Class A2, 0.86%, 12/20/2034 (b)	540	546

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 0.79%, 3/19/2034 (b)	40	39
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 0.84%, 7/19/2032 (b)	246	212
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 2.49%, 7/25/2033 (b)	367	379
Series 2003-40A, Class 4A, 2.23%, 1/25/2034 (b)	186	186
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 1.96%, 12/25/2044 (b)	1,679	1,622
Two Harbors Series 2021-FNT1, Class A, 3.65%, 3/25/2020	5,000	5,000
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 2.59%, 6/25/2034 (b)	337	347
Series 2004-AR11, Class A, 2.36%, 10/25/2034 (b)	176	175

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $358,246)		360,960

CORPORATE BONDS — 12.3%
Automobiles — 0.2%
Hyundai Capital America 1.30%, 1/8/2026 (a)	2,960	2,881

Banks — 4.0%
Banco Santander SA (Spain) 2.75%, 5/28/2025	2,000	2,069
Bank of America Corp. (ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e)	1,724	1,763
BNP Paribas SA (France) (SOFR + 1.00%), 1.32%, 1/13/2027 (a) (e)	6,470	6,303
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.66%), 0.77%, 9/13/2023 (e)	3,000	3,024
Cooperatieve Rabobank UA (Netherlands) (SOFR + 0.30%), 0.35%, 1/12/2024 (e)	10,000	10,008
Mizuho Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 0.94%), 1.12%, 2/28/2022 (e)	4,000	4,008
Sumitomo Mitsui Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.97%), 1.09%, 1/11/2022 (e)	3,000	3,003
0.95%, 1/12/2026	2,900	2,822
Toronto-Dominion Bank (The) (Canada) 0.25%, 1/6/2023	10,000	9,964
Truist Financial Corp. 1.20%, 8/5/2025	4,000	3,984
Wells Fargo & Co. (ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (e)	6,400	6,530

		53,478

Biotechnology — 0.6%
AbbVie, Inc. (ICE LIBOR USD 3 Month + 0.65%), 0.81%, 11/21/2022 (e)	8,500	8,542

Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (e)	1,000	1,011
Morgan Stanley (SOFR + 0.46%), 0.53%, 1/25/2024 (e)	10,000	9,960

		10,971

Chemicals — 0.2%
Mosaic Co. (The) 3.25%, 11/15/2022	2,559	2,616

Consumer Finance — 2.2%
American Honda Finance Corp. (ICE LIBOR USD 3 Month + 0.28%), 0.40%, 1/12/2024 (e)	10,000	10,013
Caterpillar Financial Services Corp. 0.95%, 5/13/2022	7,000	7,021
General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 1.55%), 1.68%, 1/14/2022 (e)	4,000	4,005
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.69%), 0.81%, 1/11/2022 (e)	4,000	4,003
(SOFR + 0.33%), 0.38%, 1/11/2024 (e)	5,000	4,998

		30,040

Diversified Telecommunication Services — 0.3%
AT&T, Inc. 1.65%, 2/1/2028	4,335	4,218

Electric Utilities — 0.4%
Pacific Gas and Electric Co. 1.75%, 6/16/2022	5,850	5,846

Independent Power and Renewable Electricity Producers — 0.1%
Southern Power Co. 0.90%, 1/15/2026	1,780	1,723

Insurance — 2.7%
Athene Global Funding 0.95%, 1/8/2024 (a)	4,160	4,146
Metropolitan Life Global Funding I (SOFR + 0.32%), 0.37%, 1/7/2024 (a) (e)	10,000	9,990
New York Life Global Funding 0.40%, 10/21/2023 (a)	8,000	7,955
Principal Life Global Funding II 0.88%, 1/12/2026 (a)	8,790	8,533

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Protective Life Global Funding 1.17%, 7/15/2025 (f)	5,190	5,137

		35,761

Multi-Utilities — 0.4%
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.65%, 9/15/2023 (e)	6,000	6,001

Oil, Gas & Consumable Fuels — 0.1%
Phillips 66 Partners LP 2.45%, 12/15/2024	1,585	1,629

Specialty Retail — 0.3%
Home Depot, Inc. (The) 0.90%, 3/15/2028	3,915	3,742

TOTAL CORPORATE BONDS (Cost $168,052)		167,448

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.7%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (a) (b)	3,291	3,338
ACRE Commercial Mortgage Ltd. (Cayman Islands) Series 2021-FL4, Class A, 0.92%, 12/18/2037 (a) (b)	2,814	2,807
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.22%, 4/14/2033 (a)	3,500	3,648
Series 2018-DSNY, Class A, 0.94%, 9/15/2034 (a) (b)	6,000	5,981
BANK Series 2021-BN35, Class A2, 1.87%, 6/15/2064	2,650	2,649
Bayview Commercial Asset Trust
Series 2004-3, Class A2, 0.72%, 1/25/2035 (a) (b)	118	117
Series 2005-2A, Class A2, 0.62%, 8/25/2035 (a) (b)	569	548
Series 2005-2A, Class M1, 0.74%, 8/25/2035 ‡ (a) (b)	114	110
Series 2007-3, Class A2, 0.38%, 7/25/2037 (a) (b)	499	473
BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	1,000	1,009
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (a)	1,377	1,388
BHMS Series 2018-ATLS, Class A, 1.34%, 7/15/2035 (a) (b)	6,000	6,002
BPR Trust Series 2021-KEN, Class A, 1.34%, 2/15/2029 (a) (b)	2,115	2,118
BX Series 2021-MFM1, Class A, 0.79%, 1/15/2034 (a) (b)	4,000	3,984
BX Trust
Series 2021-BXMF, Class A, 0.73%, 10/15/2026 (a) (b)	8,000	7,938
Series 2021-LBA, Class AJV, 0.89%, 2/15/2036 (a) (b)	6,500	6,496
BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 1.56%, 3/15/2037 (a) (b)	9,000	9,011
Commercial Mortgage Trust Series 2020-CBM, Class A1, 2.31%, 2/10/2037 (a) (b)	12,200	12,175
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 2.05%, 1/25/2051 (a) (b)	327	327
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL3W, Class AFLW, 0.54%, 8/25/2025 (b)	9,933	9,980
Series K086, Class A1, 3.67%, 12/25/2027	1,702	1,845
Series Q007, Class APT2, 3.30%, 10/25/2047 (b)	1,928	2,004
Series Q013, Class APT1, 1.19%, 5/25/2050 (b)	4,733	4,743
FNMA ACES Series 2017-M15, Class ATS1, 2.99%, 11/25/2027	420	424
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	5,000	5,185
KKR Industrial Portfolio Trust Series 2021-KDIP, Class A, 0.64%, 12/15/2037 (a) (b)	2,206	2,185
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (a)	5,000	5,116
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 2/10/2032 (a)	5,000	5,018
ONE Mortgage Trust Series 2021-PARK, Class A, 0.79%, 3/15/2036 (a) (b)	7,000	6,969
PFP Ltd. (Cayman Islands)
Series 2019-5, Class A, 1.06%, 4/14/2036 (a) (b)	570	569
Series 2021-7, Class A, 0.94%, 4/14/2038 (a) (b)	3,000	2,977
UBS Commercial Mortgage Trust
Series 2018-C10, Class A1, 3.18%, 5/15/2051	2,459	2,495
Series 2018-C14, Class A2, 4.26%, 12/15/2051	6,346	6,656
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	1,155	1,158

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 1.24%, 2/15/2040 (a) (b)	3,427		3,427
Series 2020-C58, Class A1, 0.55%, 7/15/2053	1,384		1,367

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $131,516)			132,237

MORTGAGE-BACKED SECURITIES — 5.5%
FHLMC
Pool # 846013, ARM, 2.37%, 6/1/2022 (b)	—	(d)	—	(d)
Pool # 611299, ARM, 2.40%, 1/1/2023 (b)	4		4
Pool # 845297, ARM, 2.37%, 2/1/2023 (b)	1		1
Pool # 846144, ARM, 2.43%, 6/1/2025 (b)	2		2
Pool # 755248, ARM, 2.30%, 12/1/2026 (b)	53		53
Pool # 785866, ARM, 2.32%, 12/1/2026 (b)	1		1
Pool # 611141, ARM, 2.23%, 1/1/2027 (b)	11		11
Pool # 788688, ARM, 2.30%, 8/1/2027 (b)	54		55
Pool # 788665, ARM, 2.28%, 11/1/2027 (b)	11		11
Pool # 846774, ARM, 2.34%, 12/1/2027 (b)	14		14
Pool # 788664, ARM, 2.28%, 7/1/2028 (b)	13		13
Pool # 786902, ARM, 2.22%, 10/1/2029 (b)	4		4
Pool # 846716, ARM, 2.43%, 12/1/2029 (b)	2		2
Pool # 645242, ARM, 2.78%, 1/1/2030 (b)	6		6
Pool # 846812, ARM, 2.37%, 4/1/2030 (b)	5		5
Pool # 611278, ARM, 2.34%, 7/1/2030 (b)	92		92
Pool # 847263, ARM, 2.32%, 4/1/2032 (b)	31		31
FHLMC Gold Pools, 30 Year
Pool # C00387, 9.00%, 2/1/2025	1		1
Pool # C35263, 7.50%, 5/1/2028	—	(d)	—	(d)
Pool # G00981, 8.50%, 7/1/2028	5		5
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	1,857		1,952
FHLMC UMBS, 30 Year
Pool # RA2459, 4.00%, 4/1/2050	7,728		8,269
Pool # RA2904, 3.00%, 6/1/2050	6,608		6,906
Pool # RA2970, 2.50%, 7/1/2050	7,127		7,335
FNMA
Pool # 276617, ARM, 1.58%, 4/1/2024 (b)	4		4
Pool # 323269, ARM, 2.48%, 1/1/2025 (b)	60		60
Pool # 326092, ARM, 2.23%, 7/1/2025 (b)	—	(d)	—	(d)
Pool # 313555, ARM, 2.47%, 6/1/2026 (b)	1		1
Pool # 423291, ARM, 2.45%, 8/1/2026 (b)	25		25
Pool # 70179, ARM, 3.50%, 7/1/2027 (b)	4		4
Pool # 535984, ARM, 2.69%, 12/1/2028 (b)	10		10
Pool # 576757, ARM, 2.54%, 3/1/2029 (b)	10		10
Pool # 323798, ARM, 2.34%, 5/1/2029 (b)	1		1
Pool # 540206, ARM, 2.03%, 5/1/2030 (b)	21		21
Pool # 594577, ARM, 2.52%, 11/1/2030 (b)	16		16
Pool # 124945, ARM, 2.20%, 1/1/2031 (b)	1		1
Pool # 555563, ARM, 2.24%, 5/1/2033 (b)	70		70
Pool # 725111, ARM, 2.32%, 9/1/2033 (b)	24		24
Pool # 788301, ARM, 2.45%, 2/1/2034 (b)	42		42
Pool # 545182, ARM, 2.26%, 3/1/2038 (b)	4		4
FNMA UMBS, 15 Year Pool # AD1969, 4.00%, 2/1/2025	446		472
FNMA UMBS, 20 Year
Pool # 254911, 5.00%, 10/1/2023	254		278
Pool # MA1338, 3.00%, 2/1/2033	1,241		1,315
Pool # MA1401, 3.00%, 4/1/2033	482		511
Pool # MA1490, 3.00%, 7/1/2033	1,590		1,684
FNMA UMBS, 30 Year
Pool # 50748, 7.50%, 6/1/2023	—	(d)	—	(d)
Pool # 331955, 7.50%, 11/1/2024	6		6
Pool # 567874, 7.50%, 10/1/2030	22		22

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 995724, 6.00%, 4/1/2039	215		252
Pool # AD0588, 5.00%, 12/1/2039	1,032		1,179
Pool # AD9721, 5.50%, 8/1/2040	278		309
Pool # BM3048, 4.00%, 10/1/2042	4,070		4,521
Pool # AS4592, 4.00%, 2/1/2045	6,305		6,948
Pool # BM5560, 4.00%, 1/1/2046	5,006		5,560
Pool # CA0411, 4.00%, 9/1/2047	4,696		5,205
Pool # CA2489, 4.50%, 10/1/2048	1,200		1,287
Pool # BP7345, 3.00%, 6/1/2050	7,950		8,317
FNMA, 30 Year
Pool # 595470, 7.00%, 3/1/2027	2		1
Pool # 421016, 8.00%, 11/1/2027	1		1
FNMA, Other
Pool # 570566, 12.00%, 11/1/2030	45		48
Pool # BK7908, 4.00%, 11/1/2048	775		824
GNMA I, 15 Year Pool # 723171, 4.50%, 10/15/2024	266		279
GNMA I, 30 Year
Pool # 378315, 7.00%, 6/15/2024	2		2
Pool # 780029, 9.00%, 11/15/2024	—	(d)	—	(d)
Pool # 781090, 9.50%, 7/15/2025	1		1
Pool # 412336, 8.00%, 10/15/2027	2		3
GNMA II, 30 Year
Pool # 314500, 7.40%, 3/20/2022	1		1
Pool # 334396, 7.25%, 8/20/2022	2		2
Pool # 1429, 7.50%, 10/20/2023	1		1
Pool # 2036, 8.00%, 7/20/2025	4		5
Pool # 2270, 8.00%, 8/20/2026	7		7
Pool # CG5224, 3.50%, 8/20/2051	9,953		10,786

TOTAL MORTGAGE-BACKED SECURITIES (Cost $73,638)			74,893

	Shares (000)
SHORT-TERM INVESTMENTS — 8.4%
INVESTMENT COMPANIES — 8.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (g) (h) (Cost $114,366)	114,347		114,392

Total Investments — 99.8% (Cost $1,356,253)			1,360,556
Other Assets Less Liabilities — 0.2%			2,177

Net Assets — 100.0%			1,362,733

Percentages indicated are based on net assets.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2021.
CDO	Collateralized Debt Obligations
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(d)	Amount rounds to less than one thousand.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$493,347	$17,279	$510,626
Collateralized Mortgage Obligations	—	360,285	675	360,960
Commercial Mortgage-Backed Securities	—	132,127	110	132,237
Corporate Bonds	—	167,448	—	167,448
Mortgage-Backed Securities	—	74,893	—	74,893
Short-Term Investments
Investment Companies	114,392	—	—	114,392

Total Investments in Securities	$114,392	$1,228,100	$18,064	$1,360,556

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021
Investments in Securities:
Asset-Backed Securities	$64,189	$—	$(350)	$4		$115	$(52,352)	$7,695	$(2,022)	$17,279
Collateralized Mortgage Obligations	6,402	—	33	—	(a)	2,195	(7,955)	—	—	675
Commercial Mortgage-Backed Securities	120	—	3	—		—	(13)	—	—	110

Total	$70,711	$—	$(314)	$4		$2,310	$(60,320)	$7,695	$(2,022)	$18,064

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $(42).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$17,279	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (12.32%)
			Constant Default Rate	0.00% - 94.25% (1.54%)
			Yield (Discount Rate of Cash Flows)	1.05% - 24.66% (2.38%)

Asset-Backed Securities	17,279

	319	Discounted Cash Flow	Constant Prepayment Rate	0.50% - 11.14% (3.69%)
			Constant Default Rate	0.05% - 3.90% (0.68%)
			Yield (Discount Rate of Cash Flows)	1.24% - 5.33% (2.78%)

Collateralized Mortgage Obligations	319

	110	Discounted Cash Flow	Constant Prepayment Rate	8.00% (8.00%)
			Constant Default Rate	4.00% (4.00%)
			Yield (Discount Rate of Cash Flows)	2.71% (2.71%)

Commercial Mortgage-Backed Securities	110

Total	$17,708

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2021, the value of these investments was $356. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$107,433	$354,224	$347,256	$(3)	$(6)	$114,392	114,347	$42	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.